Registration No. 33-56696
                                                                        811-6446
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933                     [X]
                        Pre-Effective Amendment No. 1                   [X]
                     Post-Effective Amendment No. _____                 [ ]
                                     and/or
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940                 [X]
                               Amendment No. 1                          [X]

                               THE CUBA FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                              The Herzfeld Building
                                 P.O. Box 161465
                              Miami, Florida 33116
                    (Address of Principal Executive Offices)

                                 (305) 271-1900
              (Registrant's Telephone Number, including Area Code)

                               Thomas J. Herzfeld
                              The Herzfeld Building
                                 P.O. Box 161465
                                 Miami, FL 33116
                     (Name and Address of Agent for Service)

                                   Copies to:
                           Joseph V. Del Raso, Esquire
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                           Eighteenth and Arch Streets
                           Philadelphia, PA 19103-2799

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Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

           Title Of                                                Proposed Maximum             Proposed Maximum          Amount of
          Securities                   Amount Being                 Offering Price             Aggregate Offering       Registration
       Being Registered               Registered (1)                Per Unit (2)                   Price (2)              Fee ( )
       ----------------               --------------                ------------                   ---------              -------
         Common Stock
       ($.001 par value)                 _________                     $__                        $__________           $_________

(1) Includes ______ shares subject to the Underwriter's over-allotment option.
(2) Estimated solely for the purpose of calculating the registration fee.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

--------------------------------------------------------------------------------

                             Pursuant To Rule 404(c)


          Item Number, Form N-2                                 Caption in Prospectus
          ---------------------                                 ---------------------

1.        Cover Page............................................Cover Page
2.        Synopsis..............................................Prospectus Summary
3.        Condensed Financial Information.......................Not Applicable
4.        Plan of Distribution..................................Underwriting
5.        Use of Proceeds.......................................Use of Proceeds
6.        General Information and History.......................The Fund; Prospectus Summary; Special Leverage
                                                                 Considerations; Recent Developments
7.        Investment Objectives and Policies....................Investment Objectives and Policies
8.        Tax Status............................................Taxation
9.        Brokerage Allocation and Other........................Portfolio Transactions
10.       Pending Legal Proceedings.............................Not Applicable
11.       Control Persons and Principal
            Holders of Securities...............................Not Applicable
12.       Directors, Officers and Advisory
            Board Members.......................................Directors and Officers
13.       Remuneration of Directors and Others..................Directors and Officers
14.       Custodian, Transfer Agent and
            Dividend-Paying Agent...............................Management of the Fund; Custodian; Transfer Agent
                                                                 and Registrar; Dividend Paying Agent
15.       Investment Advisory and Other Services ...............Management of the Fund
16.       Defaults and Arrears on Senior Securities.............Not Applicable
17.       Capital Stock.........................................Description of Capital Stock
18.       Long-Term Debt........................................Not Applicable
19.       Other Securities......................................Not Applicable
20.       Financial Statements..................................Independent Auditors' Report; Statement of Assets and
                                                                 Liabilities

Part II

     Information required to be included in Part II is set forth under the appropriate Item, so numbered, in Part II to this Registration Statement.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                              SUBJECT TO COMPLETION
                  PRELIMINARY PROSPECTUS DATED _______ __, 1998

                                _________ Shares

                               THE CUBA FUND, INC.

                                  Common Stock

     The Cuba Fund, Inc. (the "Fund"), is a non-diversified, closed-end management investment company. The Fund's investment objective is to seek maximum total return by investing in securities of issuers and companies that are likely, in the opinion of the Adviser, to benefit from political, legal and economic developments in Cuba. The Fund's investment adviser is HERZFELD / CUBA (the "Adviser"), a division of Thomas J. Herzfeld Advisors, Inc.

     To achieve its investment objective, the Fund initially will invest at least 65% of its total assets in securities issued by telecommunication and postal delivery service companies doing business in Cuba and, to the extent permissible under United States law, in a broad range of securities of issuers that engage in substantial trade with and derive substantial revenues from operations in Cuba. If and when the U.S. embargo against Cuba is lifted, the Fund will invest directly in securities of issuers that are strategically linked to Cuba, including companies domiciled in Cuba. Additionally, the Fund may invest up to 35% of its assets in equity and fixed income securities of various other issuers that are not strategically linked to Cuba. The Fund's net asset value can be expected to fluctuate, and no assurance can be given that the Fund will achieve its investment objective. An investment in the Fund's shares should not constitute a complete investment program. See "Investment Objective and Policies."

     U.S. law currently prohibits direct or indirect investment in Cuba, subject to limited exceptions, and there is no assurance that such prohibition will be changed in the foreseeable future. Until the U.S. trade embargo against Cuba is lifted, the Fund will not make any investments prohibited by such embargo. If the prohibition is lifted, the Fund will invest directly in the equity securities of issuers that are strategically linked to Cuba, including issuers domiciled in Cuba. Investment in the Fund's shares involves special considerations that are not normally associated with investments in securities of U.S. companies or in shares of investment companies that invest primarily in the securities of foreign countries. Investment in the Fund may result in greater price volatility and lesser liquidity because of the uncertainties of the securities markets in Central and South America and the Caribbean Basin. If later permitted by U.S. law, an investment in the securities of an issuer domiciled in Cuba would be speculative. See "Risk Factors/Special Considerations."

     Prior to this Offering, there has been no public market for the Common Stock. Preference will be given to shareholders of the Herzfeld Caribbean Basin Fund, Inc., another closed-end investment company advised by the Adviser, enabling such shareholders to purchase the Common Stock at a lower sales commission. Shares of the Fund are offered by the Fund's underwriter on a best-efforts basis. The underwriter intends to apply for listing of the Common Stock on the NASDAQ Small Cap Market.

     Shares of closed-end investment companies have in the past frequently traded at discounts from their net asset values and initial offering prices. The risks associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell shares of a closed-end investment company soon after the completion of an initial public offering of the company's shares.

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY
                          THE SECURITIES AND EXCHANGE
                COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                        HAS THE SECURITIES AND EXCHANGE
            COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
                          THE ACCURACY OR ADEQUACY OF
   THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                                    Maximum Price to         Maximum Underwriting           Proceeds to
                                                       Public(1)                Discount(1)(2)                Fund(3)
                                                       ---------                --------------                -------
Per Share.................................                $__                       $____                      $_____
Total.....................................            $__________                 $_________                $__________


(1) The "Maximum Price to Public" and "Maximum Underwriting Discount" per share will be reduced to $_____ and $_____, respectively, for purchases in single transactions of between $_______ and up to $______, to $______ and $______, respectively, for purchases in single transactions of between $_______ up to $_________ and to $____ and $____, respectively, for purchases in single transactions of over $_________. See "Underwriting."

(2) The Fund and the Adviser have agreed to indemnify Thomas J. Herzfeld & Co., Inc. against certain liabilities under the Securities Act of 1933. See "Underwriting."

(3) Before deducting organizational and offering expenses payable by the Fund estimated at $______.

     The shares are offered by Thomas J. Herzfeld & Co., Inc. (the "Underwriter"), subject to prior sale, when, as and if issued by the Fund and accepted by the Underwriter, subject to approval of certain legal matters by counsel for the Underwriter and certain other conditions. The Underwriter reserves the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that delivery of the shares will be made in Miami, Florida on or about _________________, 1998.

     The address of the Fund is The Herzfeld Building, P.O. Box 161465, Miami, Florida 33116. The Fund's telephone number is (305) 271-1900. Investors are advised to read this Prospectus and to retain it for future reference.

                         Thomas J. Herzfeld & Co., Inc.

               The date of this Prospectus is _____________, 1998

No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized. This Prospectus does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any State or jurisdiction of the United States or any country where such offer would be unlawful.

               -------------------------------

                     TABLE OF CONTENTS
                                                      Page
                                                      ----
Prospectus Summary...................................... 4
The Fund................................................ 8
Use of Proceeds......................................... 8
Investment Objective and Policies....................... 8
Special Leverage Considerations......................... 9
Investment Restrictions................................ 13
Risk Factors/Special Considerations.....................14
Management of the Fund..................................17
Portfolio Transactions..................................19
Dividends and Distributions.............................20
Net Asset Value.........................................20
Taxation................................................21
Description of Common Stock.............................25
Underwriting............................................28
Custodian...............................................28
Transfer Agent and Registrar;
  Dividend Paying Agent.................................28
Legal Matters...........................................28
Independent Auditors....................................28
Further Information.....................................29
Independent Auditors' Report............................30
Statement of Assets and Liabilities.....................31

               ------------------------------

Until _________, 1998, all dealers effecting transactions in the Common Stock, whether or not participating in this distribution, may be required to deliver a Prospectus.







                                _________ Shares


                               THE CUBA FUND, INC.



                                  Common Stock





                                   PROSPECTUS





                         Thomas J. Herzfeld & Co., Inc.


                             _________________, 1998

                               PROSPECTUS SUMMARY

The following is qualified by more detailed information contained in the Prospectus.


The Fund                                The Cuba Fund, Inc. (the "Fund") is a non-diversified, closed-end investment company designed for U.S. and other investors desiring to participate in the potential benefits from political, legal and economic developments in Cuba. See "The Fund" and "Investment Objective and
                                        Policies."

Investment Objective and Policies       The Fund's investment objective is to seek maximum total return. The
                                        Fund initially will seek to achieve this objective by investing in securities issued by telecommunication and postal delivery service companies doing business in Cuba and, to the extent permissible under
                                        U.S. law, in a broad range of securities of issuers that engage in substantial trade with and derive substantial revenues from operations in Cuba. If and when the U.S. trade embargo against Cuba is lifted, the
                                        Fund will invest directly in securities of issuers that are strategically linked to Cuba, including companies domiciled in Cuba.
                                        Additionally, the Fund may invest up to 35% of its assets in equity and fixed income securities of various other issuers which are not strategically linked to Cuba. United States law currently prohibits investment in Cuba, with limited exceptions. No assurances can be given that the U.S. trade embargo against Cuba will be lifted or that the Fund will achieve its investment objective. See "Risk Factors/Special
                                        Considerations" and "Investment Objective and Policies."

The Offering                            The Fund is offering _________ shares of its Common Stock ($0.001 par value) through Thomas J. Herzfeld & Co., Inc. (the "Underwriter") on a
                                        best-efforts basis. Shares of the Fund will be offered at a maximum offering price of $10 per share during the initial offering period which is expected to terminate on ______________, 1998, unless extended. The maximum underwriting fee shall be $0.80 per share sold. The Fund will issue to purchasers in the initial offering, warrants to purchase _____
                                        additional shares of Common Stock at the offering price. Such warrants will expire 120 days after their date of issuance. Additionally, at the discretion of the Fund's Board of Directors, the Fund intends to conduct a rights offering when the U.S. embargo against Cuba is lifted. Pursuant to such an offering, the Fund would grant rights to its existing stockholders to purchase additional shares of Common Stock at a discount to the Fund's net asset value per share, subject to the approval of stockholders and the requirements of the 1940 Act. The issuance of additional shares of Common Stock through warrants and rights may dilute a stockholder's interest in the Fund. Also, if there is little demand



                                       -4-



                                        for the Common Stock in the trading market, the additional shares issued through warrants or a rights offering may depress the market price of the Common Stock. All payments received prior to the initial offering termination date will be held in a separate escrow account. The
                                        Fund intends to issue shares and commence investment operations on the initial offering termination date. The Fund intends to apply for a listing of the Common Stock on the NASDAQ Small Cap Market.

Investment Adviser                      HERZFELD/CUBA (the "Adviser"), a division of Thomas J. Herzfeld
                                        Advisors, Inc. (Herzfeld Advisors), a Miami-based U.S. investment adviser established in 1984, will act as investment adviser to the Fund.
                                        The Adviser has acted as investment adviser to The Herzfeld Caribbean
                                        Basin Fund, Inc., a closed-end investment company, since 1993. Herzfeld
                                        Advisors has served a number of individual clients with regard to advice relating to investment in securities of other closed-end funds. The
                                        Adviser expects that if the U.S. trade embargo against Cuba is lifted, it will advise the Fund and possibly other clients with respect to other investment opportunities in Cuba. See "Adviser." The Fund will pay the
                                        Adviser a monthly fee at the annual rate of 1.5% of the Fund's average monthly net assets. That fee is higher than the advisory fee paid by most investment companies. See "Adviser."

Risk Factors/Special Considerations     Investing in the securities of non-U.S. issuers will involve certain risks and considerations not typically associated with investing in securities of U.S. issuers. These risks include currency fluctuations, political and economic risks, including nationalization and expropriation, reduced levels of publicly available information concerning issuers and reduced levels of government regulation of foreign securities markets. Also, investment in companies and issuers located in Central and South America and in the Caribbean Basin may
                                        involve special considerations, such as limited liquidity and small market capitalization of the securities markets in those regions, currency devaluations, high inflation and repatriation restrictions.
                                        Most investments in Cuba, directly or indirectly, are currently prohibited under U.S. law, with limited exceptions. However, if investment in Cuba is permitted under U.S. law, certain considerations not typically associated with investing in securities of U.S. companies should be considered, including: (1) restrictions on foreign investment and on repatriation of capital invested in Cuba; (2) unstable currency exchange and fluctuation; (3) the cost of converting foreign currency into U.S. dollars; (4) potential price volatility and lesser or lack of liquidity of shares listed on a securities market (if one is established); (5) continued political and economic risks including a new government that, if not properly stabilized, may lead to the risk of nationalization or


                                       -5-



                                        expropriation of assets and the risk of civil war; (6) the absence of a developed legal structure governing private or foreign investments and private property; (7) the absence of a capital market structure or market oriented economy; and (8) the difficulty of assessing the financial status of particular companies. There can be no assurances that the U. S. trade embargo will ever be lifted or, if and when such normalization commences, that the Adviser will be able to identify direct investments in issuers domiciled in Cuba that are acceptable for the Fund.

                                        As a non-diversified investment company, the Fund's investments will involve greater risks than would be the case for a similar diversified investment company because the Fund is not limited by the Investment
                                        Company Act of 1940, as amended (the "1940 Act"), in the percentage of its assets that may be invested in the assets of a single issuer, and, as a result, may be subject to greater risk with respect to portfolio securities. The Fund will seek to qualify for registered investment company status under Subchapter M of the Internal Revenue Code, except if such qualification would severely restrict the Fund's investment opportunities. However, the Fund may have difficulties meeting the diversification requirements under Subchapter M and, therefore, may not qualify for favorable tax treatment under the Internal Revenue Code. See
                                        "Risk Factors/Special Considerations" and "Taxation."

                                            Certain corporate actions that may be taken by the Board of Directors may result in dilution of the value of a shareholder's investment in the
                                        Fund. Such actions include the payment of dividends in additional shares of Common Stock through the Dividend Reinvestment Plan and issuance of additional shares in a rights offering. Additionally, the Board may authorize the issuance of a preferred class of stock which would adversely affect the rights of owners of the Common Stock. See
                                        "Description of Common Stock."

Secondary Market Trading                The Fund intends to apply for listing of its Common Stock on the NASDAQ
                                        Small Cap Market. To the extent shares of the Fund are traded, an investor should be aware that shares of closed-end investment companies frequently trade at a discount from net asset value. During the periods when shares of a closed-end fund trade at a discount from net asset value, the market price of such shares is less than the value of such fund's net assets attributable thereto. This characteristic of shares of a closed-end fund is a risk separate and distinct from the risk that the
                                        Fund's net asset value may decrease. The Fund cannot predict whether its shares will trade at, above, or below net asset value. In the event that
                                        Fund shares trade at a discount to net asset value, the Fund has a policy that it will


                                       -6-



                                        not use any artificial means to narrow the discount. Consequently, during the first fifteen years of the Fund's operations, the Board of
                                        Directors does not intend to make any share repurchases, tender offers, buybacks, or to liquidate the Fund, convert to an open-end investment company, merge with another company, or adopt high payout policies.
                                        After fifteen years of operations, the Board will review and reconsider this policy.


Certain Charter Provisions              The Fund's Articles of Incorporation include provisions that could have the affect of: inhibiting the Fund's possible conversion to open- end status; limiting the ability of other entities or persons to acquire control of the Fund or to change the Fund's adviser or the composition of its Board of Directors; and depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund.
                                        See "Description of Common Stock."

Dividends and Distributions             The Fund intends to distribute annually to its shareholders substantially all of its net investment income and net short term capital gains. The Fund will determine annually whether to distribute any net realized net long-term capital gains in excess of net realized short-term capital losses; however, it currently expects to distribute any excess annually to its shareholders. See "Taxation."

                                        Pursuant to the Fund's Dividend Reinvestment and Cash Plan, stockholders have the option of having all distributions automatically reinvested in shares of Common Stock to be issued by the Fund. If the market price per share on the valuation date equals or exceeds the net asset value per share on that date, the Fund will issue the new shares to Plan participants at net asset value. If the market price per share on the valuation date is less than net asset value, the Fund will issue the new shares to Plan participants at the average market price per share for a week commencing on the valuation date. The valuation date generally shall be the payment date of the dividend or distribution.

Transfer Agent and Registrar;
Dividend Paying Agent                   ___________ will act as the Fund's transfer agent and registrar and dividend paying agent. See "Transfer Agent and Registrar; Dividend
                                        Paying Agent."

Custodian                               _____________ will act as the custodian of the Fund's assets.  See
                                        "Custodian."

                                    THE FUND

     The Cuba Fund, Inc. (the "Fund") is a non-diversified, closed-end management investment company incorporated under the laws of the State of Maryland on October 10, 1991, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund will seek to achieve its objective of maximum total return by investing in securities of issuers and companies that are likely, in the opinion of the Adviser, to benefit from political, legal and economic developments in Cuba. See "Investment Objective and Policies." The Fund maintains its principal offices at The Herzfeld Building, P.O. Box 161465, Miami, Florida 33116.

The Fund's adviser is HERZFELD/CUBA (the "Adviser"), a division of Thomas J. Herzfeld Advisors, Inc., a Miami-based U.S. investment adviser. See "Management of the Fund."


                                 USE OF PROCEEDS

The net proceeds of the Offering, after underwriting discounts and organizational and offering expenses payable by the Fund, are estimated to be $__________ and will be invested in accordance with the policies set forth under "Investment Objective and Policies." Pending such investments, it is anticipated that the proceeds will be invested in short-term money market instruments. All proceeds of the Offering will be paid to the Fund in U.S. dollars. The organizational and offering expenses of the Fund have been advanced by the Adviser and will be repaid by the Fund from the proceeds of the Offering.

                        INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is to seek maximum total return. The Fund will pursue its objective by investing primarily in securities of issuers and companies that are likely, in the opinion of the Adviser, to benefit from political, legal and economic developments in Cuba. Under normal market conditions, the Fund initially will invest at least 65% of its total assets in securities issued by telecommunication and postal delivery service companies doing business in Cuba and, to the extent permissible under U.S. law, in a broad range of securities of issuers that engage in substantial trade with and derive substantial revenues from operations in Cuba. As long as the U.S. embargo prohibiting trade with Cuba is in effect, the Fund will not make any investments prohibited by such embargo. The Fund also may invest up to 35% of its assets in equity and fixed income securities of various other issuers which are not strategically linked to Cuba. At such time as it becomes legally permissible for U.S. entities to invest in Cuba, the Fund will invest directly in securities of issuers that are strategically linked to Cuba, including companies domiciled in Cuba.

     The Fund's investment objective and its policy of investing at least 65% of its total assets in Cuban-related securities and up to 35% of its total assets in other issuers are non-fundamental and may be changed by the Board of Directors without the approval of a majority of the Fund's outstanding voting securities. As used in this Prospectus, a majority of the Fund's outstanding voting securities means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares. However, the Fund will not change its investment objective or investment policies without notice to its shareholders. The Fund is designed primarily for long-term investment, and investors should not consider it a trading vehicle. An investment in the Fund's shares should not constitute a complete investment program. The Fund's net asset value can be expected to fluctuate, and no assurance can be given that the Fund will achieve its investment objective.

     The Fund may vary its investment policy for temporary defensive purposes when, in the opinion of the Adviser, such a change is warranted due to changes in the securities markets in which the Fund may invest or other economic or political conditions affecting such markets. For temporary defensive purposes, the Fund may reduce its position in equity and equity-linked securities and invest in U.S. Treasury bills and U.S. dollar denominated bank time deposits and certificates of deposit rated high quality or better by any nationally recognized statistical rating service or, if unrated, of equivalent investment quality as determined by the Adviser. The banks whose obligations may be purchased by the Fund will include any member of the U. S. Federal Reserve System. The Fund will not be seeking to achieve its stated investment objective when it has assumed a temporary defensive position.

                         SPECIAL LEVERAGE CONSIDERATIONS

Hedging Transactions

     The Fund may employ one or more of the hedging, risk management and revenue enhancement techniques described below, primarily to protect against a decrease in the U.S. dollar equivalent value of its portfolio securities denominated in foreign currencies or in the payments thereon that may result from an adverse change in foreign currency exchange rates. Conditions in the securities, futures, options and foreign currency markets will determine whether and under what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue certain of these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC").

     Pursuant to applicable law and subject to certain restrictions, the Fund may effect hedging transactions on a variety of U.S. and foreign exchanges. The operations of U.S. exchanges are considered to be subject to more stringent regulation and supervision than those of certain non-U.S. exchanges.

     If any percentage limitations applicable to the transactions described below are exceeded due to market fluctuations after an initial investment, the Fund will not enter into new transactions of the type to which the exceeded limitation applies until the total of the Fund's commitments with respect to such transactions falls within the applicable limitation.

Forward Foreign Currency Exchange Contracts

     The Adviser believes that in some circumstances the purchase and sale of forward foreign currency exchange contracts ("forward contracts") may help offset declines in the U.S. dollar equivalent value of the Fund's assets denominated in foreign currencies and in the income available for distribution to the Fund's shareholders that would result from adverse changes in the exchange rate between the U.S. dollar and such foreign currencies. For example, the U.S. dollar equivalent value of the principal of, and rate of return on, the Fund's foreign denominated securities will decline if the exchange rate fluctuates between the U.S. dollar and such foreign currency whereby the U.S. dollar increases in value. Such a decline could be partially or completely offset by an increase in the value of a foreign currency forward contract. The Fund may purchase forward contracts involving either the currencies in which certain of its portfolio securities are denominated or, in cross-hedging transactions, other currencies, changes in the value of which correlate closely with the changes in the value of the currencies in which its portfolio securities are denominated. The Fund will enter into such crosshedging transactions (i) only with respect to currencies whose foreign exchange rate changes historically have shown a high degree of correlation to changes in the foreign exchange rate of the currency in which the hedged asset is denominated (a "correlated currency"), and (ii) only when the Adviser believes that the increase in correlation risk is offset by the lower transaction costs and increased liquidity available for financial instruments denominated in the correlated currency.

     The Fund may enter into forward contracts or maintain a net exposure on such contracts only if (i) the consummation of the contracts would not obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency, or
(ii) the Fund maintains cash or liquid securities in a segregated account in an amount not less than the value of the Fund's total assets committed to the consummation of the contract.

         Although the use of forward contracts may protect the Fund against declines in the U.S. dollar equivalent value of the Fund's assets, such use will reduce the possible gain from advantageous changes in the value of the U.S. dollar against particular currencies in which the Fund's assets are denominated. Moreover, the use of forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of, or rates of return on, the assets held in the Fund's portfolio.

     The use of forward contracts will subject the Fund to certain risks. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the asset that is the subject of the hedge generally will not be precise. The success of any of these techniques will depend on the ability of the Adviser to predict correctly movements in foreign currency exchange rates. If the Adviser incorrectly predicts the direction of such movements or if unanticipated changes in foreign currency exchange rates occur, the Fund's performance will be poorer than if it had not entered into such contracts. The cost to the Fund of engaging in forward contracts will vary with such factors as the foreign currency involved, the length of the contract period and the prevailing market conditions, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar. Consequently, because the Fund may not always be able to enter into forward contracts at attractive prices, it will be limited in its ability to use such contracts to hedge its assets or for other risk management purposes. In addition, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue.

Options on Foreign Currencies

     The Fund may purchase and write put and call options on foreign currencies to protect against a decline in the U.S. dollar equivalent value of its portfolio securities or payments due thereon or a rise in the U.S. dollar equivalent cost of securities that it intends to purchase. A foreign currency put option grants the holder the right, but not the obligation, at a future date to sell a specified amount of a foreign currency to its counterpart at a predetermined price. A foreign currency call option grants the holder the right, but not the obligation, to purchase at a future date a specified amount of a foreign currency at a predetermined price.

     As in the case of other types of options, the benefit to the Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

     Any options on foreign currencies written by the Fund will be covered. A call option is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written, so long as the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian. The Fund will cover any put option it writes on foreign currencies by holding with its custodian, in a segregated account, cash or liquid securities in an amount equal to the option price.

     The Fund will not purchase or write options on foreign currencies if, as a result, the Fund will have more than 20% of the value of its total assets invested in, or at risk with respect to, such options.

Futures Contracts

     The Fund may enter into contracts for the purchase or sale for future delivery ("futures contracts") of foreign stock or bond indices or other financial indices that the Adviser determines are appropriate to hedge the risks associated with changes in interest rates or general fluctuations in the value of the Fund's portfolio securities.

     Pursuant to the regulations of the CFTC, and subject to certain restrictions, the Fund may purchase or sell futures contracts that are traded on U.S. exchanges that have been designated as contract markets by the CFTC. The Fund may also generally purchase or sell futures contracts that are subject to the rules of any foreign board of trade ("foreign futures contracts"). The Fund may not, however, trade a foreign futures contract based on a foreign stock index unless the contract has been approved by the CFTC for trading by U.S. persons.

     In accordance with CFTC regulations, to the extent that the Fund invests in futures contracts and options thereon for other than bona fide hedging purposes, the Fund will not enter into such transactions if immediately thereafter the sum of the amounts of initial margin deposits and premiums paid for such contracts or options would exceed 5% of the fair market value of the Fund's total assets. The Adviser reserves the right to comply with such different standards as may be established by the CFTC with respect to the purchase or sale of futures contracts and foreign futures contracts.

Options on Securities and Options on Indices

     The Fund may purchase or sell exchange traded or over-the-counter put and call options on its portfolio securities.

     The Fund may write covered put and call options on portfolio securities to generate additional revenue for the Fund and, in certain circumstances, as a partial hedge (to the extent of the premium received less transaction costs) against a decline in the value of portfolio securities and in circumstances in which the Adviser anticipates that the price of the underlying securities will not increase above or fall below (in the case of put options) the exercise price of the option by an amount greater than the premium received (less transaction costs incurred) by the Fund. Although writing put and call options may generate additional revenue for the Fund, this strategy will limit potential capital appreciation in the portfolio securities subject to the options.

     The Fund may write only covered options. "Covered" means that, so long as the Fund is obligated as the writer of a call option, it will own either the underlying securities or an option to purchase the same underlying securities having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option a segregated account consisting of cash or liquid securities having a value equal to the fluctuating market value of the option securities. The Fund will cover any put option it writes by maintaining a segregated account with its custodian as described above.

     The Fund will not purchase or write options on securities or options on indices if, as a result, the Fund will have more than 5% of the value of its total assets invested in, or at risk with respect to, either such class of options.

     The Fund's successful use of options and futures depends on the ability of the Adviser to predict the direction of the market, and is subject to various additional risks. The investment techniques and skills required to use options and futures successfully are different from those required to select equity and equity-linked securities for investment. The correlation between movements in the price of the option or future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases, with respect to stock index futures and options, as the composition of the Fund's portfolio diverges from the composition of the index underlying such index futures and options. In addition, the ability of the Fund to close out a futures or options position depends on a liquid secondary market. There is no assurance that liquid secondary markets will exist for any particular option or futures contract at any particular time. The securities the Fund will be required to maintain in segregated accounts in connection with its hedging transactions will not be available for investment in accordance with the Fund's investment objective of long-term capital appreciation.

     On U.S. exchanges, once an option contract has been accepted for clearance, the exchange clearing organization is substituted as both buyer and seller of the contract, thereby guaranteeing the financial integrity of the option contract. Options on securities and on indices traded on certain non-U.S. exchanges may not be so guaranteed by a clearing organization. The absence of such a role for a clearing organization on such a non-U.S. exchange would expose the Fund to the credit risk of its counterpart. If its counterpart were to default on its obligations, the Fund could lose the expected benefit of the transaction.

Repurchase Agreements

     When cash may be available to the Fund for only a few days, the Fund may invest such cash in repurchase agreements until such time as it otherwise may be invested or used for payments of obligations of the Fund. A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which the Adviser, under the guidelines of the Board of Directors, determines present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

Portfolio Turnover

     It is the Fund's policy to sell any security whenever, in the opinion of the Adviser, the appreciation possibilities of the security have been substantially realized or the business or market prospects for the issuer of such security have deteriorated, irrespective of the length of time that such security has been held. In addition, the Fund from time to time may engage in short-term transactions in order to take advantage of what the Adviser believes to be market inefficiencies in the pricing of equity and equity-linked securities. The Adviser expects that the Fund's annual rate of portfolio turnover may exceed 100% at times when the Fund is taking advantage of short-term trading opportunities or if a complete reallocation of the Fund's investment portfolio becomes advisable upon the lifting of the U.S. embargo. A 100% annual turnover rate would occur if all of the securities in the Fund's portfolio were replaced once within a period of one year. The turnover rate has a direct effect on the transaction costs borne by the Fund.

                             INVESTMENT RESTRICTIONS

     The Fund has adopted certain fundamental investment restrictions that may not be changed without the prior approval of the holders of a majority of the Fund's outstanding voting securities (as such term is defined in the 1940 Act). For purposes of the restrictions listed below and other investment restrictions of the Fund described in this Prospectus, all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the Fund's portfolio. Under its fundamental restrictions, the Fund may not:

     1. Purchase any securities (other than obligations of the U.S. government, its agencies or instrumentalities) if as a result more than 25% of the Fund's total assets would be invested in securities of any single issuer.

     2. Invest 25% or more of the value of its total assets in a particular industry. This restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, but will apply to foreign government obligations until such time as the Securities and Exchange Commission permits their exclusion.

     3. Issue senior securities other than preferred shares issued in accordance with Section 18 of the 1940 Act, pledge its assets or borrow money in excess of 10% of the total value of its assets (including the amount borrowed) less its liabilities (not including its borrowings) and other than for temporary or emergency purposes or for the clearance of transactions, except that the Fund may borrow from a bank or other entity in a privately arranged transaction for repurchases and/or tenders for its shares, if after such borrowing there is asset coverage of at least 300% as defined in the 1940 Act, and may pledge its assets to secure permitted borrowings. For the purposes of this investment restriction, collateral arrangements with respect to the writing of options or the purchase or sale of futures contracts are not deemed a pledge of assets or the issuance of a senior security.

     4. Make loans, except through (i) the purchase of debt obligations consistent with the Fund's investment policies, (ii) investment in repurchase agreements consistent with its investment policies and (iii) lending portfolio securities in a manner consistent with the Fund's investment policies and the provisions of the Investment Company Act and SEC positions thereunder.

     5. Purchase or sell real estate or real estate mortgage loans, except that the Fund may purchase and sell securities of companies that deal in real estate or interests therein.

     6. Make short sales of securities or maintain a short position in any security.

     7. Purchase securities on margin, except such short-term credits as may be necessary or routine for the clearance or settlement of transactions, and except that the Fund may engage in transactions as described under "Investment Objective and Policies--Hedging Transactions" and post margin in connection therewith consistent with its investment policies.

     8. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the U.S. Securities Act of 1933 in selling portfolio securities.

     9. Buy or sell commodities, commodity contracts or futures contracts (other than as described under "Investment Objective and Policies--Hedging Transactions").

     10. Buy, sell or write put or call options (other than as described under "Investment Objective and Policies--Hedging Transactions").

     As a non-fundamental policy, the Fund will not use any artificial means to reduce the discount in the Fund's trading price from its net asset value such as share repurchases, tender offers, buybacks, liquidate the Fund, convert to an open-end investment company, merge with another company, or adopt high payout policies. After 15 years of operations, the Fund's Board will review this policy and may eliminate it if it deems it advisable.

     The Fund may invest in other investment companies, subject to limitations set forth in the 1940 Act.

     The Fund may issue additional shares of its Common Stock or hold a rights offering, when the Board of Directors determines that it would be in the best interests of the Fund's stockholders.

                       RISK FACTORS/SPECIAL CONSIDERATIONS

     Investment in securities of Cuban or other foreign companies involves certain considerations set forth below that are not typically associated with investments in securities of U.S. companies or in shares of investment companies that invest primarily in the securities of a number of foreign countries.

Investments in Cuba

     Most investments in Cuba, directly or indirectly, are currently prohibited under U.S. law, with only limited exceptions. However, if investment in securities issued by companies domiciled in Cuba is permitted under U.S. law, the following considerations not typically associated with investing in securities of U.S. companies should be considered. Cuba is the largest country in the Caribbean Basin region and has a population of nearly 11 million. The Cuban economy, centrally planned and largely state owned, is highly dependent on the agricultural sector, tourism and foreign trade. Sugar currently provides about 55% of export revenues and over half was exported to the former Soviet Union. Since the dissolution of the Soviet Union, Cuba is no longer able to rely on price supports for sugar imported into the Soviet Union and on discounts from the price of oil exported from the Soviet Union to Cuba. In part because of economic conditions in the former Soviet Union, subsidized oil shipments to Cuba have been severely if not entirely suspended. Also, Cuba is no longer offered financial assistance by way of price supports or discounts from the former Soviet bloc countries. The trading bloc of Communist countries which, for a long time, sheltered Cuba's economy no longer exists.

     Currently, Cuba relies heavily on sugar exports in order to earn hard currency. However, sugar has become a depressed commodity in world markets for two reasons. First, the principal importing nations, including both the United States and Russia (including Commonwealth countries), have increased their own sugar production. Second, the worldwide trend to replace sugar with artificial sweeteners is affecting the demand for natural sugar.

     Tourism is another important source of hard currency earned by Cuba. However, since U.S. citizens face substantial restrictions on travel and tourist spending in Cuba, the profitable U.S. tourist market is not currently available to Cuba which has impeded the growth of Cuban tourist facilities.

     Because Cuba is in default on billions of dollars of outstanding loans advanced by foreign commercial banks, it is no longer able to borrow in the world markets. As an alternative to raising cash, foreign investors are being sought to undertake joint venture projects, including tourist facilities. However, these ventures appear to have limited economic impact and are not likely to rescue Cuba from the financial problems it now faces. Because of these serious financial problems Cuba may find it increasingly more difficult to survive as a Marxist socialist government. Should the Communist regime fail and a free market economy develop, immediate opportunities for investment should develop in areas where Cuba has been traditionally competitive, including sugar, tourism, mining, tobacco, fisheries, agricultural products, and rum. These products and services lend themselves to development with relatively little investment with the possibility of an economic return in the short to intermediate term. However, no assurance can be given that a smooth transition from the Communist form of government to a free market economy would occur and some difficulties might develop with an attempted privatization of these services and industries. Moreover, there can be no assurance that such developments will be economically favorable to achievement of the Fund's investment objective.

     There are currently no known corporate disclosure standards in Cuba because the Communist form of government prohibits private ownership of property. Some disclosure standards may become available as more information is made public with regard to joint ventures that have developed between the Cuban government and certain private entities. Also, corporate disclosure standards will develop if the government/economic structure shifts to capitalism and privatization of industry occurs.

Political and Economic Risks

     The Fund's investments could be adversely affected by political, legal or economic developments in the foreign markets in which the Fund will invest. In particular, should political, legal and economic conditions in Cuba shift to a democratic form of government with a free market economy, thereby creating generally favorable investment conditions, investments may involve substantial elements of risk for achievement of the Fund's investment objective.

     Investments in securities of Cuban companies, if permitted by U.S. law, may be subject to certain political and economic risks in addition to the risks associated with investment in the securities of issuers domiciled in other foreign countries. Investments in securities of Cuban companies upon a conversion to capitalism will be speculative and involve risks not usually associated with investments in securities of issuers in more developed market economies. The risks include (i) less social, political and economic stability;
(ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) the absence of developed legal structures or institutions governing private or foreign investment or allowing for judicial redress for injury to private property;
(v)the absence of a capitalmarket structure or market-oriented economy; and (vi) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in such countries.

     Communist governments in a number of countries have expropriated large amounts of private property in the past, in many cases without adequate compensation. There can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of its investments in the affected countries.

The Fund's Investments and Operations

     The Fund may invest up to 100% of its total assets in securities which are not readily marketable. Under current market conditions, many investments by the Fund are likely to be in such securities. Investments by the Fund in over-the-counter options on equity securities and indices also may not be readily marketable.

     The Fund initially intends to invest at least 65% of its total assets in securities issued by telecommunication and postal delivery service companies doing business in Cuba and, to the extent permissible under U.S. law, in a broad range of securities of issuers that engage in substantial trade with and derive substantial revenues from operations in Cuba. As a result of this investment strategy, the Fund may be subject to greater risk with respect to portfolio securities than investment companies that seek diversification through investment in the securities of a number of foreign countries.

     The Fund's ratio of expenses to average net assets is expected to be higher than that of many other U.S. investment companies, because the costs attributable to foreign investing frequently are higher than those attributable to domestic investing. The Fund will bear the cost of converting foreign currency to U.S. dollars. Also, because of the lack of a trading market in Cuba, the Adviser is unable to determine what market and commission structures will develop and how they would compare to commissions charged on U.S. exchanges.

     The Fund is a non-diversified, closed-end management investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from net asset value, but in certain instances have traded above net asset value. The net asset value of the Fund's shares is expected to fluctuate, and the Fund cannot predict whether and the extent to which its shares will trade at, below or above their net asset value. In the event that Fund shares trade at a discount to net asset value, the Fund has a fundamental policy that it will not use any artificial means to narrow the discount. Therefore, during the first fifteen years of the Fund's operations, the Board of Directors shall not be obligated to make any share repurchases, tender offers, buybacks, liquidate the Fund, convert to an open-end investment company, merge with another company, or adopt high payout policies. After fifteen years of operations, the Board will review and reconsider this policy.

     The Fund will seek to qualify for registered investment company status under Subchapter M of the Internal Revenue Code, except if such qualification would severely restrict the Fund's investment opportunities. However, the Fund may have difficulties meeting the diversification requirements under Subchapter M and, therefore, may not qualify for favorable tax treatment under the Internal Revenue Code. See "Taxation."

     Certain corporate actions that may be taken by the Board of Directors may result in dilution of the value of a shareholder's investment in the Fund. Such actions include issuance of warrants, authorizing payment of dividends in additional shares of Common Stock through the Dividend Reinvestment Plan and issuance of additional shares through a rights offering. Additionally, the Board has the authority to issue a preferred class of stock which would adversely affect the rights of owners of the Common Stock.

Non-Diversified Status

     The Fund is classified as a "non-diversified" investment company under the 1940 Act, which means the Fund is not limited by the 1940 Act in the proportion of its assets that may be invested in the securities of a single issuer. Because the Fund, as a non-diversified investment company, may invest in a smaller number of individual issuers than a diversified investment company, an investment in the Fund presents greater risk to an investor than an investment in a similar diversified company.

Lending of Portfolio Securities

     The Fund may from time to time lend securities from its portfolio, with a value not exceeding one-third of its total assets, to banks, brokers and other financial institutions and receive collateral in cash, a letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The lending of securities is a common practice in the securities industry. The Fund engages in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in money market mutual funds, and short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially. The Fund's policy regarding lending of portfolio securities is fundamental.

     During the period of such a loan, the Fund receives the income on both the loaned securities and the collateral and thereby increase its yield. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

Year 2000

     The services provided to the Fund and its shareholders by the Adviser, Transfer Agent and Custodian depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although at this time, there can be no assurance that there will be no adverse impact on the Fund, the Adviser, Transfer Agent and Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

Money Laundering and Drug Smuggling

     The Castro government in Cuba has been accused over the past several years of cooperating, either directly or indirectly, with various illegal activities. These activities range from harboring fugitives from other countries accused of committing financial fraud, such as money laundering, tax evasion and theft of corporate assets, to participating in drug smuggling and trafficking enterprises. There is no assurance that these activities will cease or that law enforcement will succeed in curtailing this problem in a post-Castro Cuba. These activities could impede the growth of legitimate businesses and hamper future efforts to develop a vibrant and successful free market economy in Cuba.

     The Adviser does not have any particular expertise in detecting the nature and extent of these activities, other than gleaning it from information generally available to the public. Also, it would be difficult to detect which enterprises in Cuba might be connected with these activities, even in a post-Castro economy.

Defaulted Cuban Bonds

     There has been a limited market in defaulted pre-Castro Cuban government bonds. However, the market for these bonds is thin and pricing them is difficult. There is no assurance that should the Adviser purchase these debt instruments for the Fund's account they would appreciate or ultimately be worth anything should the market for them disappear completely.


                             MANAGEMENT OF THE FUND


Directors and Principal Officers

     The names and birth dates of the directors and principal officers of the Fund are set forth below, together with their positions and their principal occupations during the past five years. Unless otherwise noted, the address of each director and executive officer is The Herzfeld Building, P.O. Box 161465, Miami, Florida 33116.

     Thomas J. Herzfeld, (2/19/45) - President and Director*. Chairman and President of Thomas J. Herzfeld & Co., Inc. since 1981 and prior to that was Executive Vice President and Director of a New York Stock Exchange member firm. Chairman and Director of The Herzfeld Caribbean Basin Fund, Inc. since 1993. Since 1980, Mr. Herzfeld has authored or edited a number of books, including "The Investors Guide to Closed- end Funds" (McGraw Hill, 1980) and co-authored "High Return, Low Risk Investment" (G.P. Putnam's Sons, 1981).

     Cecilia Gondor-Morales, (8/15/62) - Director*, Treasurer and Secretary. Since 1983, Ms. Gondor-Morales has been associated with Thomas J. Herzfeld & Co., Inc. and Thomas J. Herzfeld Advisors, Inc., and currently serves in the capacity of Executive Vice President of both companies. Director of The Herzfeld Caribbean Basin Fund, Inc. since 1993. She also serves as Editor of "The Thomas
J. Herzfeld Encyclopedia of Closed-End Funds."

     Kenneth A.B. Trippe, (1/3/33) - Director.+ Chairman of Cruise Brokers, Inc. (financial adviser and broker to the cruise industry) and Trippe & Company, Inc. (financial adviser and provider of marketing services to companies who provide products and services to cruise lines), both of Coral Gables, Florida. From 1983 to 1991, Mr. Trippe was Chairman of Cruiseship Information Systems, Inc. (an automated information and booking system for the travel industry) of Coral Gables, Florida.

     Bergthor F. Endresen, (4/23/21) - Director.+ Consultant and Former Chairman of Aerotech World Trade Corp. of White Plains, NY, which was founded in 1976 by Mr. Endresen. Aerotech markets and distributes aviation and aerospace equipment, systems and spare parts to the international marketplace.

     Ted Williams, (2/10/62) - Director*, Vice President of Thomas J. Herzfeld & Co., Inc. and Thomas J. Herzfeld Advisors, Inc. since 1991. Director of The Herzfeld Caribbean Basin Fund, Inc. since 1997.


----------------------
* Interested Person, as defined in the 1940 Act, of the Fund.
+ Member of the Audit Committee of the Board of Directors.


Adviser

     The Fund has retained HERZFELD/CUBA, a division of Thomas J. Herzfeld Advisors, Inc. to provide investment advice. Herzfeld Advisors, a U.S. registered investment adviser, maintains principal offices at The Herzfeld Building, P.O. Box 161465, Miami, Florida 33116. Herzfeld Advisors, formed in 1984, is beneficially owned by Thomas J. Herzfeld. The Adviser currently serves as the investment adviser of The Herzfeld Caribbean Basin Fund, Inc., another closed-end investment company. The Adviser provides investment advice to individuals, corporations, and employee benefit plans. In addition, the advisory personnel of the Adviser have experience managing investment portfolios that invest mainly in shares of other closed-end funds. The investment policies and restrictions of the Fund are not the same as those of such investment portfolios.

     Pursuant to an investment advisory agreement with the Fund (the "Investment Advisory Agreement") and under the direction and control of the Fund's Board of Directors, the Adviser will make recommendations for purchases and sales of portfolio securities by the Fund pursuant to the Fund's stated investment objective, policies and restrictions. The Adviser transmits purchase and sale orders and selects brokers and dealers to execute portfolio transactions on behalf of the Fund. The Adviser will determine the timing of portfolio transactions and other matters related to execution.

Investment Advisory Agreement and Fees

     The Investment Advisory Agreement sets forth the services to be provided by the Adviser as described above. The Fund will pay the Adviser an advisory fee at the annual rate of 1.5% of the Fund's average weekly net assets based on the net asset value at the end of each week and payable at the end of each calendar month. That fee is higher than the advisory fee paid by most investment companies.

     The Investment Advisory Agreement provides that the Adviser will bear all expenses of its employees and overhead incurred by it in connection with its duties thereunder. The Adviser will pay the salaries and expenses of such of the Fund's officers and employees and any fees and expenses of such of the Fund's directors as are interested persons (as such term is defined in the 1940 Act) of the Adviser. The Fund will bear all of its own expenses, including but not limited to the following: organizational and certain offering expenses (but not overhead or employee costs of the Adviser); advisory fees payable to the Adviser; fees and out-of-pocket travel expenses of the Fund's directors who are not interested persons (as such term is defined in the 1940 Act) of any other party and other expenses incurred by the Fund in connection with directors' meetings; interest expense; taxes and governmental fees; brokerage commissions incurred in acquiring or disposing of the Fund's portfolio securities; membership dues to professional organizations; premiums allocable to fidelity bond insurance coverage; expenses of preparing stock certificates; expenses of registering and qualifying the Fund's shares for sale with the Securities and Exchange Commission and in various states and foreign jurisdictions; charges and expenses of the Fund's legal counsel and independent accountants; custodian, subcustodian, dividend paying agent, transfer agent and sub-transfer agent expenses; expenses of obtaining and maintaining stock exchange listings of the Fund's shares; payment for portfolio pricing services to a pricing agent, if any; expenses of shareholders' meetings and preparing and distributing proxies and reports to shareholders; any litigation expenses; and expenses relating to investor and public relations.

     The services of the Adviser under the Investment Advisory Agreement are not deemed to be exclusive, and nothing in the Investment Advisory Agreement will prevent any party, or any affiliate thereof, from providing similar services to other investment companies and other clients (whether or not their investment objectives and policies are similar to those of the Fund) or from engaging in other activities. When other clients of the Adviser desire to purchase or sell a security at the same time the security is purchased for or sold by the Fund, such purchases and sales will, to the extent feasible, be allocated among such clients and the Fund in a manner believed by the Adviser to be equitable to the Fund. The allocation of securities may adversely affect the price and quality of purchases and sales of securities by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of obtaining the most favorable results for the Fund.

     The Investment Advisory Agreement was approved by the Fund's Board of Directors and its initial shareholder on _________, 1998. The Agreement will initially continue in effect for a period of two years from its effective date. If not sooner terminated, the Investment Advisory Agreement will continue in effect for successive periods of twelve months, provided that each continuance is specifically approved annually by (i) the vote of a majority of the Fund's Board of Directors who are not parties to such agreement or interested persons (as such term is defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval and (ii) either (a) the vote of a majority of the outstanding voting securities of the Fund or (b) the vote of a majority of the Fund's Board of Directors. The Investment Advisory Agreement may be terminated by the Fund, without the payment of any penalty, upon vote of a majority of the Fund's Board of Directors or a majority of the outstanding voting securities of the Fund at any time upon not less than 60 days' prior written notice to the Adviser, or by the Adviser upon not less than 60 days' prior written notice to the Fund. The Investment Advisory Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act) by either party or upon its termination.

     The Adviser will not be liable for any act of omission, error of judgment, mistake of law or loss suffered by the Fund or its investors in connection with the matters to which the Investment Advisory Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of, or from reckless disregard of, its obligations and duties under the Investment Advisory Agreement, or a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b) (3) of the 1940 Act).


Estimated Expenses

     On the basis of the anticipated size of the Fund immediately following the Offering described in this Prospectus, the Adviser estimates that the Fund's annual operating expenses, exclusive of amortization of organizational expenses, will be approximately $_________. In light of the Fund's investment objective and policies, however, no assurance can be given that actual annual operating expenses will not be substantially more or less than the estimate.

     The Fund's estimated annual operating expenses, which are higher than annual operating expenses of many other U.S. investment companies of comparable size, reflect the specialized nature of the Fund's investment policies and strategies and are comparable to expenses paid by recently organized closed-end investment companies registered under the 1940 Act that have been formed to invest primarily in the securities of a single foreign country.


                             PORTFOLIO TRANSACTIONS

     The primary objective in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain best price together with efficient execution, taking into account such factors as commission, size of order, difficulty of execution and skill required of the broker. Because of the lack of a securities exchange in Cuba, it is not possible to compare brokerage commissions with those in the U.S.

     Subject to best price together with efficient execution, orders will be placed with brokers and dealers who supply research, market and statistical information ("research" as defined in Section 28(e) of the Securities Exchange Act of 1934) to the Fund and the Adviser. The Fund's commissions to such brokers may not represent the lowest obtainable commission rates, although they must be reasonable in relation to the benefits received. Research furnished to the Fund may be useful to the Adviser in providing services to clients other than the Fund, and not all such information will be used by the Adviser in connection with the Fund. Conversely, research provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

     The Fund's Board of Directors will review periodically the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund intends to distribute to shareholders, at least annually, substantially all of its net investment income and any net realized capital gains. Net investment income for this purpose is income other than net realized long-term and short-term capital gains net of expenses.

     Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless the Plan Agent is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested by ___________ (the "Plan Agent"), in Fund shares pursuant to the Plan. Stockholders who do not participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the stockholder by the Plan Agent. Stockholders who do not wish to have distributions automatically reinvested should notify the Fund, c/o the Plan Agent for The Cuba Fund, Inc.

     The Plan Agent will serve as agent for the stockholders in administering the Plan. If the Directors of the Fund declare an income dividend or realized capital gains distribution payable either in the Fund's Common Stock or in cash, as stockholders may have elected, non-participants in the Plan will receive cash ,and participants in the Plan will receive Common Stock, to be issued by the Fund . If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value. If the market price per share on the valuation date is less than net asset value, the Fund will issue new shares to participants at the average market price of the shares for a week commencing on the valuation date. The valuation date will be the dividend or distribution payment date or, if that date is not a trading day on the exchange on which the Fund's shares are then listed, the next preceding trading day.

     Participants in the Plan have the option of making additional payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in the Fund's Common Stock. The Plan Agent will use all funds received from participants (as well as any dividends and capital gains distributions received in cash) to purchase Fund shares in the open market on or about January 15 of each year. No participant will have any authority to direct the time or price at which the Plan Agent may purchase the Common Stock on its behalf. Any voluntary cash payments received more than thirty days prior to January 15 will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than forty-eight hours before such payment is to be invested. All voluntary cash payments should be made by check drawn on a U.S. bank (or a non-U.S. bank, if U.S. currency is imprinted on the check) made payable to ____________ payable in U.S. dollars and should be mailed to the Plan Agent for The Cuba Fund, Inc. at __________.

     The Plan Agent will maintain all stockholder accounts in the Plan and will furnish written confirmations of all transactions in the account, including information needed by stockholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan.

     In the case of stockholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

     There is no charge to participants for reinvesting dividends or distributions. However, a participant will pay brokerage commissions incurred in purchases from voluntary cash payments made by the participant. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. The automatic reinvestment of dividends and distributions will not relieve participants of any income tax which may be payable on such dividends and distributions. See "Taxation - U.S. Federal Income Taxation of Shareholders."

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payment made and any dividend or distribution paid subsequent to notice of the change sent to all stockholders at least 90 days before the record date for the dividend or distribution. The Plan also may be amended or terminated by the Plan Agent upon at least 90 days' written notice to all stockholders. All correspondence concerning the Plan should be directed to the Plan Agent for The Cuba Fund, Inc. at ________________.


                                 NET ASSET VALUE

     The Fund's net asset value will be calculated (i) no less frequently than weekly, (ii) on the last business day of each month and (iii) at any other times determined by the Fund's Board of Directors. Net asset value is calculated by dividing the value of the Fund's net assets (the value of its assets less its liabilities) by the total number of shares of Common Stock outstanding.

     In calculating the net asset value at any time:

     (i) the value of any cash on hand or on deposit, bills and demand notes and accounts receivable, prepaid expenses, cash dividends and interest declared or accrued and not yet received, will be deemed to be its face amount, unless the Adviser has determined that its value is less, in which case its value will be deemed to be such amount as the Adviser determines to be reasonable;

     (ii) the value of any security which is traded on a stock exchange (except as specified in (iii) below) will be determined by taking the latest available sales price on the primary exchange on which the security is traded or, if no such price is available, first, by taking the mean between the last current bid and asked prices or, second, by taking the closing price;

     (iii) the value of any security traded in an unregulated market will be determined, if bid and asked quotations are available, by taking the current bid price;

     (iv) investments (if any) in securities of the U.S. government, its agencies and instrumentalities having a maturity of 60 days or less will be valued at amortized cost;

     (v) the value of a forward contract will be calculated by reference to the price quoted at the date of valuation of the contract by the customary banking sources of the Fund;

     (vi) the value of commodity futures or option contracts entered into by the Fund will be the margin deposit plus or minus the difference between the value of the contract on the date net asset value is calculated and the value on the date the contract originated, value being that established on a recognized commodity or options exchange, or by reference to other customary sources, with a gain or loss being recognized when the contract closes or expires;

     (vii) the value of any security or property for which no price quotation is available as provided above will be fair value determined in such manner as the Board of Directors, acting in good faith, deems appropriate, although the actual calculation may be done by others; and

     (viii) the liabilities of the Fund will be deemed to include, without duplication, all bills and accounts payable, all other contractual obligations for the payment of money, including the amount of distributions declared and unpaid, all accrued and unpaid management fees, advisory fees and other expenses, all reserves for taxes or contingencies and all other liabilities of the Fund determined in accordance with generally accepted accounting principles.

     In valuing securities or property for which no price quotation is available, the Board of Directors will consider various factors, including the fundamental analytical data relating to the investment, the nature and duration of any restriction on disposition of the investment, and the forces that influence the market in which such investment is purchased and sold.

     Any assets or liabilities initially expressed in terms of foreign currencies will be translated into dollars at a quoted exchange rate or at such other appropriate rate as may be determined by the Adviser.

                                    TAXATION

     The following summary reflects the existing provisions of the Internal Revenue Code (the "Code") and other relevant federal income tax authorities as of the date of this Prospectus and is subject to any subsequent changes therein. The federal income tax consequences described below are merely statements of general tax principles. The discussion does not deal with the federal income tax consequences applicable to all categories of investors, some of whom may be subject to special rules.

     IN VIEW OF THE INDIVIDUAL NATURE OF TAX CONSEQUENCES, EACH SHAREHOLDER IS ADVISED TO CONSULT THE SHAREHOLDER'S OWN TAX ADVISER WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF BEING A SHAREHOLDER OF THE FUND, INCLUDING THE EFFECT AND APPLICABILITY OF FEDERAL, STATE, LOCAL, FOREIGN AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES THEREIN.


General

     The Fund will seek to qualify and elect to be treated for each taxable year as a "regulated investment company" under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the "Code") except if, in the judgment of the Adviser, such qualification would severely restrict the Fund's investment opportunities. To qualify under Subchapter M, an investment company must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or certain other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, the following two conditions are met: (i) at least 50% of the market value of the company's assets is represented by cash,

U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater in value than 5% of the company's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the company's assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies).

     The Treasury Department is authorized to issue regulations to provide that foreign currency gains and income from options, futures and forward contracts that are "not directly related" to the Fund's principal business of investing in stock or securities may be excluded from the income that qualifies for purposes of the 90% of gross income requirement and 30% of gross income limitation described above.

     If the Fund qualifies as a regulated investment company, the Fund will not be subject to U.S. Federal income tax on the portion of its income and gains that it distributes to shareholders, provided it meets the gross income and diversification tests described above and distributes at least 90% of its investment company taxable income (which includes the Fund's income, other than net capital gains) each year. For this purpose, foreign taxes that the Fund elects to pass through to its shareholders for foreign tax credit purposes will be treated as distributed. See "U.S. Shareholders -- Foreign Taxes". The Fund may retain for investment its net capital gains (which consist of the excess of net long-term capital gains over net short-term capital losses). However, if the Fund retains such net capital gains, the amount retained will be subject to a tax at the corporate tax rate then in effect for the Fund. In that event, the Fund expects to designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) if subject to U.S. Federal income tax on long-term capital gains, will be required to include in income for tax purposes, as long-term capital gains, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate share of the tax paid by the Fund against their U.S. Federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. Foreign shareholders who are not subject to U.S. Federal income tax on net capital gain can obtain a refund of their proportionate shares of the tax paid by the Fund by filing a U.S. Federal income tax return. For U.S. Federal Income Tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's gross income. The Fund intends to distribute at least annually to its shareholders substantially all of its investment company taxable income and net capital gains.

     The Fund will be subject to a non-deductible 4% excise tax to the extent that the Fund does not distribute by the end of each calendar year an amount equal to the sum of (a) 98% of the Fund's ordinary income for such calendar year; (b) 98% of the capital gains net income for the one-year period ending on October 31 of each year; and (c) the undistributed income and gains, if any, from the previous years.



United States Federal Income Taxation of Shareholders

     Distributions. Dividends from net investment income and net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or reinvested in additional Fund shares. Distributions of net realized long-term capital gains that the Fund designates as "capital gain dividends" in a notice to its shareholders, if any, will be taxable to shareholders as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of the length of time the shareholder has owned

Fund shares. For individuals, long-term capital gains are subject to a maximum tax rate of 20%, while ordinary income is subject to a maximum rate of 39.6%.

     For a corporate shareholder, it is anticipated that only a small portion of the dividends paid by the Fund from net investment income will qualify for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from the Fund to its shareholders, and cannot exceed the gross amount of the dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund were a regular corporation. To the extent that the Fund pays dividends which qualify for this deduction, the availability of the deduction is subject to certain restrictions. For example, the deduction is eliminated unless Fund shares have been held (or deemed held) for at least 46 days. The dividends-received deduction may also be reduced to the extent interest paid or accrued by a corporate shareholder is directly attributable to its investment in Fund shares. The entire dividend, including the portion which is treated as a deduction, is includable in the tax base on which the alternative minimum tax is computed and may also result in a reduction in the shareholder's tax basis in its Fund shares, under certain circumstances, if the shares have been held for less than two years. The dividends-received deduction may be reduced for stock held that is "debt-financed," as that term is defined in the Code.

     Although dividends generally will be treated as distributed when paid, dividends declared by the Fund in October, November or December payable to shareholders of record on a specified date in one of those months and paid during the following January will be treated as having been distributed by the Fund (and received by the shareholders) on December 31 of the year declared. Shareholders will be notified not later than 60 days after the close of the Fund's taxable year as to the federal tax status of dividends and distributions from the Fund.

     Shareholders should consider the tax implications of buying shares of the Fund just prior to a distribution by the Fund. The price of shares purchased at that time may reflect the amount of the forthcoming distribution. Such distribution may have the effect of reducing the net asset value of shares below a shareholder's cost and thus would be a return on investment in an economic sense, but would nevertheless be taxable to the shareholder.

     Sale of Shares. A shareholder may realize a taxable gain or loss on the sale of shares in the Fund depending on the shareholder's basis in the shares for federal income tax purposes. If the shares are capital assets in the shareholder's hands, the gain or loss will be treated as a capital gain or loss and will be long-term or short-term, depending on the shareholder's holding period for the shares. As a general rule, a shareholder's gain or loss will be a long-term capital gain or loss if the shares have been held for more than one year and a short-term capital gain or loss if the shares have been held one year or less. Any loss incurred on sale or exchange of the Fund's shares, held for six months or less, will be treated as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such shares. Any loss realized on a sale or exchange will also be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such case, the basis of the shares acquired will be increased to reflect the disallowed loss.

     Offers to Purchase Shares. A shareholder who, pursuant to a tender offer, tenders all shares owned or considered owned by such shareholder will realize a taxable gain or loss depending upon the shareholder's basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term depending upon the shareholder's holding period for the shares.

     Back-up Withholding. Under certain provisions of the Code, some shareholders may be subject to a 31% "back-up withholding" on reportable dividends, capital gains distributions and redemption payments. Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number is not on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that he or she is not otherwise subject to back-up withholding. An individual's taxpayer identification number is his or her Social Security number.

     Back-up withholding is not an additional tax and may be credited against a taxpayer's federal income tax provided the shareholder provides the necessary information.

     Foreign Tax Credits. Income received by the Fund may also be subject to foreign income taxes, including withholding taxes. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations (which for this purpose should include obligations issued by foreign governments), the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election a shareholder will be required to (i) include in gross income (in addition to taxable dividends actually received) his pro rata share of foreign taxes paid by the Fund, (ii) treat his pro rata share of such foreign taxes as having been paid by him, and (iii) either deduct such pro rata share of foreign taxes in computing his taxable income or treat such foreign taxes as a credit against United States federal income taxes. Shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such pass through of taxes by the Fund. No deduction for foreign taxes may be claimed by an individual shareholder who does not itemize deductions. In addition, certain individual shareholders may be subject to rules which limit or reduce their availability to fully deduct their pro rata share of the foreign taxes paid by the Fund. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will pass through for that year and, if so, such notification will designate (i) the shareholder's portion of the foreign taxes paid to each such country and (ii) the portion of dividends that represents income derived from sources within each such country.

     Generally, a credit for foreign taxes may not exceed the shareholder's United States tax attributable to the shareholder's total foreign source taxable income. The overall limitation on a foreign tax credit is also applied separately to specific categories of foreign source income, including foreign source "passive income," including dividends, interest and capital gains. Further, the foreign tax credit is allowed to offset only 90% of any alternative minimum tax to which a shareholder may be subject. As a result of these rules, certain shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. If a shareholder could not credit his full share of the foreign tax paid, double taxation of such income could be mitigated only by deducting the foreign tax paid, which may be subject to limitation as described above.

     Other Taxation. Dividends and capital gains distributions may also be subject to state, local and foreign taxes.

Taxation of Foreign Shareholders

     Dividends paid by the Fund from net investment income and net realized short-term capital gains to a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or a foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at a rate of 30% unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Foreign shareholders are urged to consult their own tax advisers concerning the applicability of the U.S. withholding tax and any foreign taxes.

                            -------------------------

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations thereunder presently in effect. These provisions are subject to change by legislative or administrative action, and any such changes may be effective either prospectively or retroactively. Shareholders are advised to consult with their own tax advisers for more detailed information concerning federal, state and local income tax matters.


                           DESCRIPTION OF COMMON STOCK

     The Fund is authorized to issue up to 100,000,000 shares of Common Stock, at $.001 par value per share. The Fund's shares have no preemptive, conversion, exchange or redemption rights. Each share has equal voting, dividend, distribution and liquidation rights. The shares outstanding are, and the shares of Common Stock when issued will be, fully paid and nonassessable. Shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that the holders of more than 50% of the shares can elect 100% of the directors then nominated for election if they choose to do so. In such event, the holders of the remaining shares will not be able to elect any directors. The foregoing description and the description under "Certain Provisions of Articles of Incorporation and Bylaws" are subject to the provisions contained in the Fund's Articles of Incorporation and Bylaws.

     The Board of Directors may authorize the issuance of a class of preferred shares which would have precedence over the Common Stock in terms of liquidation rights and the payment of dividends. Depending upon the terms of the preferred stock, the existence of outstanding preferred shares may disenfranchise holders of Common Stock with regard to certain voting matters such as proposals to convert to an open-end investment company.

     The Underwriter has no present intention to make a market for the Fund's shares. The Fund and the Underwriter intend to apply for listing of the Fund's shares on the NASDAQ Small Cap Market.

     As of the date of this Prospectus, the Adviser owned of record and beneficially 100% of the outstanding shares of the Common Stock of the Fund, and thus, until the public offering of the Fund's shares is completed, will control the Fund.

Warrants

     With each share of Common Stock that is purchased in the initial offering, the purchaser shall receive a warrant to purchase _____ additional shares of Common Stock at the same offering price. As required under Section 18(d) of the 1940 Act, the warrants will expire 120 days after their date of issuance. The issuance of additional shares of Common Stock through warrants may have a dilutive effect on the value of the Fund's outstanding Common Stock. Also, if there is little demand for the Common Stock in the trading market, the additional shares issued through warrants may depress the market price of the Common Stock.

Rights Offering

     The Board of Directors of the Fund intends to offer additional shares of Common Stock to shareholders of record through a rights offering. When the U.S. embargo against Cuba is lifted and if it is deemed to be advisable by the Board of Directors, the Fund will grant rights to its existing holders to purchase additional shares of Common Stock at the net asset value per share on the date of the rights offering subject to the requirements of the 1940 Act. The Board also may authorize the issuance of rights to buy shares at a discount to net asset value upon receipt of necessary stockholder and regulatory approvals. The issuance of additional shares through a rights offering may substantially dilute the aggregate net asset value of the shares owned by stockholders who do not fully exercise their rights, and such stockholders will own a smaller proportional interest in the Fund after the offering than they did before. Furthermore, if there is little demand for the Common Stock in the trading market, the additional shares issued through a rights offering may depress the market price of the Common Stock.


Certain Provisions of Articles of Incorporation and Bylaws

     The Fund presently has provisions in its Articles of Incorporation and Bylaws (together, the "Charter Documents") that could have the effect of limiting (i) the ability of other entities or persons to acquire control of the Fund, (ii) the Fund's freedom to engage in certain transactions and (iii) the ability of the Fund's directors or shareholders to amend the Charter Documents or effect changes in the Fund's investment adviser or management. The Charter Documents also contain provisions which would inhibit any conversion of the Fund to an open-end investment company. The provisions of the Charter Documents may be regarded as "anti-takeover" provisions. Commencing with the first annual meeting of shareholders, the Board of Directors will be divided into three classes. The term of office of the first class will expire on the date of the second annual meeting of shareholders, the term of office of the second class will expire on the date of the third annual meeting of shareholders and the term of office of the third class will expire on the date of the fourth annual meeting of shareholders. Upon the expiration of the term of office of each class as set forth above, the directors in such class will be elected for a term of three years to succeed the directors whose terms of office expire. Accordingly, only those directors in one class may be changed in any one year, and it would require two years to change a majority of the Board of Directors (although under Maryland law procedures are available for the removal of directors even if they are not then standing for re-election, and under Securities and Exchange Commission regulations, procedures are available for including shareholder proposals in management's annual proxy statement). This system of electing directors may have the effect of maintaining the continuity of management and, thus, make it more difficult for the Fund's shareholders to change the majority of directors.

     Under the Fund's Articles of Incorporation, a vote of 80% of the outstanding shares of Common Stock of the Fund is required to authorize (i) a merger or consolidation of the Fund with or into any other corporation; (ii) the liquidation or dissolution of the Fund; (iii) the sale, lease, exchange or other transfer of all or substantially all of the assets of the Fund (other than in the regular course of its investment activities); and (iv) any amendment to the Articles of Incorporation of the Fund which converts the Fund to an open-end investment company or provides for fewer than three classes of directors. Any amendment to the Articles of Incorporation of the Fund which reduces the 75% vote required to authorize the enumerated actions also must be approved by vote of the holders of 75% of the outstanding shares of Common Stock. If any of the foregoing actions is approved by a vote of two-thirds of the directors who have served on the Board of Directors for a period of at least one full term, however, the affirmative vote of the holders of a majority of the Fund's outstanding common stock will be sufficient to approve such actions.

     The provisions of the Charter Documents described above could have the effect of depriving the owners of shares of opportunities to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a principal shareholder. The Board of Directors of the Fund has considered the foregoing provisions and concluded that they are in the best interests of the Fund and its shareholders.

                                  UNDERWRITING

     Thomas J. Herzfeld & Co., Inc. will serve as underwriter of the Fund's shares on a best-efforts basis.

     The Underwriter has advised the Fund that it proposes initially to offer the Common Stock at the public offering price set forth on the cover page of this Prospectus on a firm commitment basis and to selected dealers at such price less a concession not in excess of $_______ per share. Such dealers may reallow a concession not in excess of $_______ per share to certain other dealers. After the initial public offering, the public offering price, concession and discount may be changed.

     Prior to this Offering, there has been no public market for the Common Stock of the Fund. Consequently, the initial public offering price has been determined through negotiation among the Fund, the Adviser and the Underwriter.

     The Fund and the Adviser have agreed to indemnify the Underwriter against losses arising out of certain liabilities, including liabilities under the applicable securities laws in the United States or to contribute to payments the Underwriter may be required to make in respect thereof.

     The Fund has agreed to pay the Underwriter up to $__________ as reimbursement of a portion of the expenses incurred by it in connection with the Offering, provided that this amount will not exceed the amount of expenses actually incurred by the Underwriter in connection with the Offering.

                                    CUSTODIAN

         ______________ acts as custodian of the Fund's cash and securities. The Custodian also maintains certain accounts and records of the Fund.

               TRANSFER AGENT AND REGISTRAR; DIVIDEND-PAYING AGENT

     _________________ acts as the Fund's transfer agent and registrar and dividend-paying agent.

                                  LEGAL MATTERS

     Certain legal matters in connection with the offering of the shares of Common Stock, with respect to matters of U.S. law, will be passed upon for the Fund and for the Underwriter by Pepper Hamilton LLP.

                              INDEPENDENT AUDITORS

     The Statement of Assets and Liabilities of the Fund dated ___________, 1998 included in this Prospectus and Registration Statement, has been examined by _________________________________, independent accountants, as stated in their report appearing herein, and is included herein in reliance upon such report given on their authority as experts in auditing and accounts.

                               FURTHER INFORMATION

     Further information concerning these securities may be found in the Registration Statement, of which this Prospectus constitutes a part, on file with the U.S. Securities and Exchange Commission.

                          INDEPENDENT AUDITORS' REPORT

     To the Board of Directors and Shareholder of The Cuba Fund, Inc.:

     We have audited the statement of assets and liabilities of The Cuba Fund, Inc., as of ____________, 1998. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the statement of assets and liabilities presents fairly, in all material respects, the financial position of The Cuba Fund, Inc. at _______________, 1998 in conformity with generally accepted accounting principles.


_________________, 1998

                               THE CUBA FUND, INC.

                       Statement of Assets and Liabilities

                             _________________ 1998



ASSETS
         Cash                                             $_________
         Deferred organization and offering
           expenses (Note 1)                               _________
         Total assets

LIABILITIES
         Deferred organization and offering
           expenses payable (Note 1)                       _________
NET ASSETS (Applicable to _____ shares of
         common stock, $.001 par value, issued
         and outstanding; 100,000,000 shares
         authorized) (Note 1)                              _________
Net asset value per share of Common Stock
         ($_____:______ shares of Common Stock)           $_________


                   Notes to Statement of Asset and Liabilities


Note 1. Organization

     The Fund was incorporated under the laws of the State of Maryland on October 10, 1991 as a closed-end, non-diversified management investment company and has had no operations other than the sale to HERZFELD/CUBA of an aggregate of _________ shares for $______________ on ___________, 1998.

     Deferred organization costs will be amortized on a straight-line basis over a five-year period beginning with the commencement of operations of the Fund. Direct costs relating to the public offering of the Fund's shares will be charged to capital at the time of issuance of shares.

Note 2. Management Arrangements

     The Fund has engaged HERZFELD/CUBA (the "Investment Adviser"), a subsidiary of Thomas J. Herzfeld Advisors, Inc. to provide investment advisory and management services to the Fund. The Investment Adviser will receive an annual fee in an amount equal to ____% of the average weekly net assets of the Fund.

Note 3. Federal Income Taxes

         [To be inserted]

                                     PART II

                                OTHER INFORMATION

Item 1. Marketing Arrangements.

     To be furnished by amendment.

Item 2. Other Expenses of Issuance and Distribution.

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

         U.S. Securities and Exchange Commission Fee........................*
         Printing (other than stock certificates)...........................*
         Engraving and printing stock certificates..........................*
         Fees and expenses of qualifications under state
                 securities laws (including fees of counsel)................*
         Legal fees and expenses............................................*
         Accounting fees and expenses.......................................*
         NASDAQ Listing Fee.................................................*
         National Association of Securities Dealers, Inc. Fee...............*
         Miscellaneous......................................................*
                 Total................................................$______

------------------
* To be furnished by amendment.

Item 3. Indemnification.

     The General Corporation Law of the State of Maryland, the Fund's By-Laws and the Investment Advisory Agreement filed as Exhibit 6 provide for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be provided to directors, officers and controlling persons of the Fund, pursuant to the foregoing provisions or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended (the "Act"), and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a director, officer or controlling person of the Fund in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Reference is made to Section Six of the Purchase Agreement, a form of which is filed as Exhibit 7(a) hereto, for provisions relating to the indemnification of the Underwriter.

Item 4. Financial Statements and Exhibits.

(a)  Financial Statements
     Independent Auditors' Report
     Statements of Assets and Liabilities as of ___________, 1998**

(b) Exhibits:

    (1) Articles of Incorporation-Incorporated by reference to the Fund's initial registration statement on Form N-2 which was filed with the Commission on December 31, 1992.
    (2)     By-Laws**
    (3)     Not applicable
    (4)     Specimen Certificate for Common Stock**
    (5)     Not applicable
    (6) Form of Investment Advisory Agreement between the Fund and the Investment Adviser**
    (7)     (a) Form of Purchase Agreement**
            (b) Form of Standard Dealer Agreement**
    (8)     Not applicable
    (9)     Form of Custodian Agreement**
    (10)    Form of Transfer Agency and Service Agreement**
    (11)    Opinion of Counsel**
    (12)    Consent of _____________________________, Independent Auditors for
             the Fund**
    (13)    Not applicable
    (14)    Not applicable
    (15)    Not applicable

------------------
** To be filed by amendment.

Item 5. Persons Controlled by or Under Common Control with Registrant.

     The information in the Prospectus under the caption "Investment Advisory Agreement" and in Note 1 to the Statement of Assets and Liabilities is incorporated herein by reference.

Item 6. Number of Holders of Securities.

     There will be one record holder of the Common Stock, par value $.001 per share, as of the effective date of this Registration Statement.

Item 7. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Act and the rules promulgated thereunder are maintained at the office of the registrant, its investment adviser, custodian and transfer agent.

Item 8. Business and Other Connections of the Investment Adviser.

     Set forth below is a list of each officer and director of the Investment Adviser, indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged for the past five years for his own account or in the capacity of director, officer, partner or trustee:


                                                         Other Substantial
                                 Positions with          Business, Profession,
         Name                    Investment Adviser      Vocation or Employment
         ----                    ------------------      ----------------------

Thomas J. Herzfeld               President & Director    Chairman and President of Thomas J. Herzfeld
                                                         & Co., Inc.

Cecilia L. Gondor-Morales        Executive Vice          Executive Vice President of Thomas J. Herzfeld
                                 President               & Co., Inc.


Item 9. Management Services.

          Not applicable.

Item 10. Undertakings.

     (a) Registrant undertakes to suspend offering of the shares of Common Stock covered hereby until it amends its Prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, the net asset value per share of Common Stock declines more than 10 percent from its net asset value per share of Common Stock as of the effective date of this Registration Statement, or (2) its net asset value per share of Common Stock increases to an amount greater than its net proceeds as stated in the Prospectus contained herein.

     (b) Registrant undertakes that:

         (1) For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of the registration statement as of the time it was declared effective.

         (2) For the purposes of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the county of Dade, the State of Florida, and on the 7th day of October, 1998.

                                        The Cuba Fund, Inc.
                                        (Registrant)

                                        By:  Thomas J. Herzfeld
                                        -----------------------
                                           (Thomas J. Herzfeld, President)


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.



         Signatures                      Title                                   Date
         ----------                      -----                                   ----


/s/ Thomas J. Herzfeld                   President and Director                  October 7, 1998
----------------------------             (Principal Executive Officer)
(Thomas J. Herzfeld)


/s/ Cecilia L. Gondor-Morales            Treasurer, Secretary and                October 7, 1998
----------------------------             Director (Principal Financial
(Cecilia L. Gondor-Morales)              and Accounting Officer)
